UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               ----------------------------

 Check here if Amendment [x]; Amendment Number:       1
                                                   --------------
   This Amendment (Check only one.): [x]   is a restatement.
                                     [ ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    DBD Investors V, L.L.C.
        ------------------------------
Address: c/o The Carlyle Group
        ------------------------------
         1001 Pennsylvania Avenue, NW
        ------------------------------
         Suite 220 S.
        ------------------------------
         Washington, DC  20004-2505
        ------------------------------

Form 13F File Number:  28- 12965
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel A. D'Aniello
      -------------------------
Title: Managing Director
      -------------------------
Phone: 202-729-5626
      -------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello       Washington, DC             June 5, 2008
------------------------    -------------------        ------------------
     Signature                  City, State                  Date


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

 Form 13F File Number             Name
 28-
    ----------------------        --------------------------

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                        --------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                           ------------------
Form 13F Information Table Entry Total:     5
                                           ------------------
Form 13F Information Table Value Total:     $120,489
                                           ------------------
                                            (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.     Form 13F File Number         Name

    1       28-12429                     Carlyle Investment Management L.L.C.
   -----       --------------------      -------------------------------------

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

                                              FORM 13-F INFORMATION TABLE

    COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
 -------------      --------      --------      --------  ----------------------   ----------    --------   -----------------------
                    TITLE OF                    VALUE     SHRS OR     SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
 NAME OF ISSUER     CLASS        CUSIP          (x$1000)  PRN AMT     PRN   CALL   DISCRETION    MANAGERS   SOLE    SHARED     NONE
 --------------     ----------   ---------      --------  -------     ---   ----   ----------    ---------  -----  -------     ----
Time Warner Inc     Com          887317105       $1,816    110,000     SH    --    Shared-         1             110,000
                                                                                   Defined

Cal Dive Intl Inc   Com          12802T101       $5,159    389,661     SH    --    Shared-         1             389,661
                                                                                   Defined

ICO Global          CL A         44930K108       $825      259,437     SH    --    Shared-         1             259,437
Comm Hldgs Ltd                                                                     Defined
Del

Magellan            Com LP Ints  55907R108       $111,601  4,194,792   SH    --    Shared-         1           4,194,792
Midstream Hldgs                                                                    Defined
LP
                                                                                   Shared-        --
                                                                                   Other

Terrestar Corp      Com          881451108       $1,088    150,000     SH    --    Shared-         1             150,000
                                                                                   Defined

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